Net Loss per Share	6 Months Ended
Dec. 31, 2022
Net loss per share [abstract]
Net loss per share

Note 15. Net loss per share

The following table presents the calculation of basic and diluted loss per ordinary share for the periods ended on December 31, 2022 and December 31, 2021 as follows:

Loss attributable to ordinary shareholders (basic and diluted)

Numerator	December 31, 2022	December 31, 2021
Loss for the period, attributable to the owners of the Group	(48,682,274)	(1,841,207)
Loss attributable to the ordinary shareholders	(48,682,274)	(1,841,207)

Weighted-average number of ordinary shares (basic and diluted)

Denominator	December 31, 2022	December 31, 2021
Weighted-average number of ordinary shares	31,072,892	31,000,000

Net loss attributable to ordinary shareholders per share	December 31, 2022	December 31, 2021
Basic and Diluted	(1.57)	(0.06)

For the period ended December 31, 2022 and December 31, 2021 diluted earning per share (“EPS”) was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.